CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net premiums		$ 4,487	$ 8,267	$ 4,137
Other policy revenue		790	781	413
Net investment income		5,819	4,264	1,809
Investment related gains		485	369	425
Net investment results from reinsurance funds withheld		54	422	128
Total revenues		11,635	14,103	6,912
Policyholder benefits and claims incurred		(4,489)	(8,162)	(3,939)
Interest sensitive contract benefits		(2,072)	(1,874)	(687)
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired		(1,418)	(1,237)	(632)
Change in fair value of insurance-related derivatives and embedded derivatives		(219)	234	41
Change in fair value of market risk benefits		(725)	(107)	166
Other reinsurance expenses		(5)	(26)	(21)
Operating expenses		(1,361)	(1,356)	(777)
Interest expense		(379)	(362)	(249)
Total benefits and expenses		(10,668)	(12,890)	(6,098)
Net income before income taxes		967	1,213	814
Income tax recovery (expense)		(104)	34	(17)
Net income		863	1,247	797
Attributable to:
Non-controlling interests		97	33	1
Net income		$ 863	$ 1,247	$ 797
Net income per Class C share:
Net income per Class C share, Basic (in dollars per share)		$ 3.35	$ 8.69	$ 10.51
Class A exchangeable and Class B shareholders
Attributable to:
Net income	[1]	$ 16	$ 14	$ 5
Class C Shares
Attributable to:
Net income		$ 750	$ 1,200	$ 791

[1]	On August 29, 2024, the Company redesignated all of its Class A-1 exchangeable shares into its Class A exchangeable shares. Amounts attributable to Class A exchangeable and Class B shareholders include amounts attributable to Class A-1 exchangeable shareholders prior to the redesignation.